J.P. MORGAN INSTITUTIONAL FUNDS Supplement effective April 6, 2001 to the following Prospectus:

J.P. Morgan Money Market Reserves Funds, dated March 1, 2001

The last sentence of the paragraph under the heading "Timing of orders" on page 8 is hereby deleted in its entirely and replaced with the following:

The Funds have the right to suspend redemption of shares as permitted by law. The Prime Money Market Fund has the right to postpone payment of redemption proceeds for up to one day. The Treasury Money Market Fund has the right to postpone payment of redemption proceeds for up to seven days.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Statement of Additional
Information:

J.P. Morgan Prime Money Market Reserves Fund

J.P. Morgan Treasury Money Market Reserves Fund, dated March 1, 2001

The last sentence under the sub-heading "Redemption of Shares, Further Redemption Information" on page 22, is hereby deleted in its entirely and replaced with the following:

The Trust, on behalf of a Fund, and the Portfolios reserve the right to postpone the date of payment upon redemption for up to one day for the Prime Money Market Fund and for up to seven days for the Treasury Money Market Fund or suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Prospectus:

J.P. Morgan Institutional Money Market Funds, dated March 1, 2001

The last sentence of the paragraph under the heading "Timing of orders" on page 14 is hereby deleted in its entirely and replaced with the following:

The Funds have the right to suspend redemption of shares as permitted by law. The Prime Money Market Fund has the right to postpone payment of redemption proceeds for up to one day. The Treasury, Federal and Tax Exempt Money Market Funds have the right to postpone payment of redemption proceeds for up to seven days.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Statement of Additional
Information:

J.P. Morgan Institutional Prime Money Market Fund
J.P. Morgan Institutional Treasury Money Market Fund
J.P. Morgan Institutional Federal Money Market Fund, dated March 1, 2001

The last sentence under the sub-heading "Redemption of Shares, Further Redemption Information" on page 20, is hereby deleted in its entirety and replaced with the following:

The Trust, on behalf of a Fund, and the Portfolios reserve the right to postpone the date of payment upon redemption for up to one day for the Prime Money Market Fund and for up to seven days for the Treasury and Federal Money Market Funds or suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Prospectus:

J.P. Morgan Institutional Service Money Market Funds, dated March 1, 2001

The last sentence of the last paragraph under the heading "Timing of orders" on page 12 is hereby deleted in its entirely and replaced with the following:

The Funds have the right to suspend redemption of shares as permitted by law. The Prime Money Market Fund has the right to postpone payment of redemption proceeds for up to one day. The Federal, Treasury and Tax Exempt Money Market Funds have the right to postpone payment of redemption proceeds for up to seven days.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Statement of Additional
Information:

J.P. Morgan Institutional Service Prime Money Market Fund
J.P. Morgan Institutional Service Federal Money Market Fund
J.P. Morgan Institutional Service Treasury Money Market Fund, dated March 1, 2001

The last sentence under the sub-heading "Redemption of Shares, Further Redemption Information" on page 23, is hereby deleted in its entirety and replaced with the following:

The Trust, on behalf of a Fund, and the Portfolios reserve the right to postpone the date of payment upon redemption for up to one day for the Service Prime Money Market Fund and for up to seven days for the Service Treasury and Service Federal Money Market Funds or suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001 to the following Prospectus:

J.P. Morgan Prime Cash Management Fund, dated March 1, 2001

The last sentence of the last paragraph under the heading "Timing of orders" on page 6 is hereby deleted in its entirety and replaced with the following:

The Fund has the right to suspend redemption of shares as permitted by law. The Fund has the right to postpone payment of redemption proceeds for up to one day.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Statement of Additional
Information:

J.P. Morgan Prime Cash Management Fund, dated March 1, 2001

The last sentence under the sub-heading "Redemption of Shares, Further Redemption Information" on to page 22, is hereby deleted in its entirety and replaced with the following:

The Trust, on behalf of the Fund, and the Portfolios reserve the right to postpone the date of payment upon redemption for up to one day for the Fund or suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001 to the following Prospectus:

J.P. Morgan Institutional Direct Prime Money Market Fund, dated March 1, 2001

The last sentence of the last paragraph under the heading "Timing of orders" on page 6 is hereby deleted in its entirety and replaced with the following:

The Fund has the right to suspend redemption of shares as permitted by law. The Fund has the right to postpone payment of redemption proceeds for up to one day.

J.P. MORGAN INSTITUTIONAL FUNDS

Supplement effective April 6, 2001, to the following Statement of Additional
Information:

J.P. Morgan Institutional Direct Prime Money Market Fund, dated March 1, 2001

The last sentence under the sub-heading "Redemption of Shares, Further Redemption Information" on page 21, is hereby deleted in its entirety and replaced with the following:

The Trust, on behalf of the Fund, and the Portfolios reserve the right to postpone the date of payment upon redemption for upto one day for the Fund or suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.